INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 1,210
Change for the year - amortisation	61	$ 63	$ 62
Carrying value, ending balance	1,567	1,210
Amortisation and impairment of acquired intangibles	143	113
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	2,728	2,735
Exchange adjustment	3	(36)
Acquisitions	515
Additions	49	15
Disposals	(4)	(5)
Transfers		19
Carrying value, ending balance	3,291	2,728	2,735
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	1,518	1,364
Exchange adjustment	3	(22)
Change for the year - amortisation	204	176
Charge for the year – impairment	2	3
Disposals	(3)	(3)
Carrying value, ending balance	1,724	1,518	1,364
Technology
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	280
Carrying value, ending balance	326	280
Amortisation and impairment of acquired intangibles	28	24
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	354	358
Exchange adjustment	(1)	(4)
Acquisitions	75
Carrying value, ending balance	428	354	358
Technology | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	74	51
Exchange adjustment		(1)
Change for the year - amortisation	28	24
Carrying value, ending balance	102	74	51
Product- related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	755
Carrying value, ending balance	986	755
Amortisation and impairment of acquired intangibles	104	86
Product- related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	1,836	1,854
Exchange adjustment	3	(18)
Acquisitions	350
Additions	1	1
Disposals	(1)	(1)
Carrying value, ending balance	2,189	1,836	1,854
Product- related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	1,081	993
Exchange adjustment	4	(14)
Change for the year - amortisation	118	103
Disposals		(1)
Carrying value, ending balance	1,203	1,081	993
Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	17
Carrying value, ending balance	99	17
Amortisation and impairment of acquired intangibles	11	3
Customer and distribution related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	112	120
Exchange adjustment		(8)
Acquisitions	90
Additions	6
Carrying value, ending balance	208	112	120
Customer and distribution related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	95	93
Exchange adjustment	(1)	(4)
Change for the year - amortisation	15	6
Carrying value, ending balance	109	95	93
Software
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	145
Carrying value, ending balance	118	145
Capital expenditure relating to software contracted but not provided	5
Impairment charges	0	0
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	413	403
Exchange adjustment		(6)
Additions	12	8
Disposals	(3)	(4)
Transfers	6	12
Carrying value, ending balance	428	413	403
Software | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	268	227
Exchange adjustment		(3)
Change for the year - amortisation	43	43
Charge for the year – impairment	2	3
Disposals	(3)	(2)
Carrying value, ending balance	310	268	$ 227
Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	13
Carrying value, ending balance	38	13
Assets in course of construction | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	13
Exchange adjustment	1
Additions	30	6
Transfers	(6)	7
Carrying value, ending balance	$ 38	13
Software and Assets in course of construction
Disclosure of detailed information about intangible assets [line items]
Value of software transferred		$ 19
Minimium
Disclosure of detailed information about intangible assets [line items]
Useful Life	3 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Life	20 years